PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property And Equipment Net Tables Abstract
Schedule of Property and Equipment

Cost	Office equipment	Laboratory equipment	Total
01/01/18	8	297	305
Additions	7	3	10
Disposals	0	0	0
31/12/18	15	300	315
Additions	2	0	2
Disposals	(17)	(196)	(213)
31/12/19	0	104	104

Accumulated Depreciation
01/01/18	1	179	180
Additions	2	33	35
Disposals	0	0	0
31/12/18	3	212	215
Additions	2	30	32
Disposals	(5)	(164)	(169)
31/12/19	0	78	78

Net book value 31/12/2019	0	26	26
Net book value 31/12/2018	12	88	100